Parent Only Financial Statements-Schedule of Condensed Balance Sheets (Details) (Parenthetical) - $ / shares	Mar. 31, 2026	Mar. 31, 2025
Class B Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	15,000,000	15,000,000
Common stock, shares issued	2,000,000	2,000,000
Common stock, shares outstanding	2,000,000	2,000,000
Class A Ordinary Shares
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	60,000,000	60,000,000
Common stock, shares issued	15,178,000	15,178,000
Common stock, shares outstanding	13,338,000	13,338,000